Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Loss from continuing operations	$ (192,697)	$ (71,718)	$ 1,027,333	$ 939,908	$ 1,005,948
Other comprehensive income/(loss), net of tax:
Comprehensive income attributable to H. J. Heinz Corporation II	(276,608)	155,989	683,093	378,451	1,671,703
Successor [Member]
Loss from continuing operations		(71,718)
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments		11,247
Net pension and post-retirement benefit gains/ (losses)		102,452
Reclassification of net pension and post-retirement benefit losses to net income		0
Net deferred gains/(losses) on derivatives from periodic revaluations		111,196
Net deferred (gains)/losses on derivatives reclassified to earnings		(2,743)
Total comprehensive income/(loss)		150,434
Comprehensive loss/(income) attributable to the noncontrolling interest		5,555
Comprehensive income attributable to H. J. Heinz Corporation II		155,989
Predecessor [Member]
Loss from continuing operations	(192,697)		1,027,333	939,908	1,005,948
Other comprehensive income/(loss), net of tax:
Foreign currency translation adjustments	(97,863)		(228,980)	(377,491)	567,876
Net pension and post-retirement benefit gains/ (losses)	0		(189,302)	(258,079)	77,298
Reclassification of net pension and post-retirement benefit losses to net income	7,266		54,833	56,813	53,353
Net deferred gains/(losses) on derivatives from periodic revaluations	(1,059)		(11,743)	30,377	9,395
Net deferred (gains)/losses on derivatives reclassified to earnings	6,552		29,608	(13,811)	(20,794)
Total comprehensive income/(loss)	(277,801)		681,749	377,717	1,693,076
Comprehensive loss/(income) attributable to the noncontrolling interest	1,193		1,344	734	(21,373)
Comprehensive income attributable to H. J. Heinz Corporation II	$ (276,608)		$ 683,093	$ 378,451	$ 1,671,703